Revenue - Schedule of Revenue (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Revenue [Line Items]
Total revenue	RM 78,963,971	$ 18,744,266	RM 64,751,592
Business strategy consultancy [Member]
Schedule of Revenue [Line Items]
Total revenue	34,064,797	8,086,215	52,647,479
Technology development, solutions and consultancy [Member]
Schedule of Revenue [Line Items]
Total revenue	39,357,954	9,342,691	8,250,188
Interest income [Member]
Schedule of Revenue [Line Items]
Total revenue	5,359,512	1,272,227	3,193,950
Others [Member]
Schedule of Revenue [Line Items]
Total revenue	181,708	43,133	659,975
Revenue [Member]
Schedule of Revenue [Line Items]
Total revenue	78,963,971	18,744,266	64,751,592
Point in time [Member]
Schedule of Revenue [Line Items]
Total revenue	55,136,371	13,088,131	52,647,479
Over time [Member]
Schedule of Revenue [Line Items]
Total revenue	RM 23,827,600	$ 5,656,135	RM 12,104,113